Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Revenue from external customers			$ 41.0
Cost of sales			(20.0)
Research and development			(44.0)
Selling, general and administrative			(53.0)
Restructuring and related costs			0.0
Impairment of long-lived assets			(23.0)
Net loss from discontinued operations	$ 0.0	$ 0.0	(99.0)
Income tax benefit (expense) from discontinued operations	0.0	0.0	(28.0)
Net loss from discontinued operations	$ 0.0	$ 0.0	$ (127.0)